Deferred Taxation	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred Taxation
17.
DEFERRED TAXATION

For the purpose of presentation in the consolidated financial statements, the deferred tax assets and liabilities have been offset.

The major deferred tax assets (liabilities) recognized and movements thereon during the years ended December 31, 2023, 2024 and 2025 are as follows:

	Accelerated tax depreciation	Accrual	Total
As of January 1, 2023	$(51)	$51	$—
Credit (charge) to profit or loss (Note 10)	40	(40)	—
As of December 31, 2023	(11)	11	—
Credit (charge) to profit or loss (Note 10)	6	(6)	—
As of December 31, 2024	(5)	5	—
Credit (charge) to profit or loss (Note 10)	4	(4)	—
As of December 31, 2025	$(1)	$1	$—

The Group had unused tax losses, temporary differences and unused tax credits of $134,868 thousand, $12,976 thousand, and $6,000 thousand, respectively, as of December 31, 2025. No deferred tax asset has been recognized due to the unpredictability of future profit streams. As of December 31, 2024 and 2025, the unrecognized tax losses and temporary differences will be carried forward and expire in years as follows:

	As of December 31,
	2025	2024
Unused tax losses
2025	$—	$4,936
2026	9,039	9,039
2027	9,449	9,449
2028	10,159	10,159
2029	9,122	8,383
2030	1,965	—
Indefinite	95,134	85,181
Total unused tax losses	$134,868	$127,147
Tax effected deductible temporary differences
Indefinite	12,976	16,128
	$12,976	$16,128

As of December 31, 2025 the unused credits will be carried forward and expire in years as follows:

Unused tax credits
2038	$62
2039	229
2040	1,320
2041	1,800
2042	2,589
Total unused tax credits	$6,000

Management has estimated the expected outcome of the disputes by using the expected value method to determine the provisions for uncertain tax treatment. The Group reported uncertain tax treatment of $1,700 thousand and $1,700 thousand as of December 31, 2024 and as of December 31, 2025, respectively, netted in the deferred tax assets, that are not recognized in the financial statements.